Dunebridge Revolving Credit Facility And Dunebridge Term Facility - Additional Information (Detail) $ in Thousands, $ in Millions							1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 24, 2021 CAD ($)	Jul. 15, 2021 CAD ($)	May 17, 2021 CAD ($)	May 12, 2021 CAD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 CAD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Jul. 30, 2021 CAD ($)
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Description of financial ratios									Under the Dunebridge RCF, permitted distributions to third parties (which include dividends) are subject to the Company having a net debt to EBITDA ratio of less than or equal to 1.75:1. Net debt is equal to total debt, less cash and cash equivalents. The aggregate amount of all distributions paid during the rolling four quarters up to and including the date of such distribution does not exceed 25% of free cash flows (“FCF”) during such period. FCF is defined as EBITDA minus, without duplication, (a) capital expenditures, (b) cash taxes, (c) any applicable standby fee, other fees or finance costs payable to the finance parties in connection with the Dunebridge RCF, (d) interest expenses and (e) any indebtedness (including mandatory prepayments) permitted under the existing agreement. Also, the available liquidity after payment of a distribution must be greater than or equal to US$60 million for distributions paid during a quarter ending March 31, or US$50 million for other quarters, where the aggregate amount of the all-advances outstanding does not exceed US$10 million.
Repayment of Debt	March 31, 2022
Extension fee	$ 500
Cash										$ 8,500
Deferred finacing fee									$ 319
Revolving Credit Facility1 [Member]
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Borrowings				$ 25,000
Percentage of commitment fee	2.00%				1.00%
Drawings									$ 5
Maturity of borrwoings								December 15, 2020	March 31, 2022
Revolving Credit Facility1 [Member] | Top of range [member]
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Borrowings						$ 50
Dividends recognised as distributon						$ 50
Term Facility [Member]
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Borrowings		$ 22,000		$ 33,000
Borrowings, interest rate				10.00%
Percentage of commitment fee				5.00%
Borrowings repaid		$ 22,000					$ 9,000
Drawings			$ 23,000				8,000
Maturity of borrwoings		December 31, 2021
Cash							$ 2,000		$ 2
Dunebridge Worldwide LTD [Member] | Revolving Credit Facility1 [Member]
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Borrowings					$ 25			$ 25
Borrowings, interest rate					5.00%			5.00%
Aggregate amount of the all advances outstanding					$ 10
Dunebridge Worldwide LTD [Member] | Revolving Credit Facility1 [Member] | Top of range [member]
Disclosure Of Dunebridge Revolving Credit Facility [Line Items]
Available liquidity after payment of distributions					$ 60